Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-004 [ASSP]
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	NOTE 1. PLAN DESCRIPTION
The AT&T Savings and Security Plan (Plan) is a defined contribution plan originally established by SBC Communications Inc. (SBC) to provide a convenient way for eligible employees to save on a regular and long-term basis.

The majority of eligible employees are represented by the Communications Workers of America who are employed by participating companies of AT&T. The following description of the Plan provides only general information. The Plan has detailed provisions covering participant eligibility, participant allotments from pay, participant withdrawals, participant loans, employer contributions and related vesting of contributions and Plan expenses. The Plan text and prospectus include complete descriptions of these and other Plan provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The Bank of New York Mellon Corporation (BNY Mellon) serves as the trustee for the Plan. Fidelity Investments Institutional Operations Company, Inc. (Fidelity) serves as recordkeeper for the Plan.

During 2025 and 2024, participants could invest their contributions in one or more of the available funds in five dollar increments:

• AT&T Shares Fund	• Global Equity Fund
• Bond Fund	• Mid and Small Cap Stock Fund
• Large Cap Stock Fund	• International Stock Fund
• Interest Income Fund
• AT&T Age-Based Asset Allocation Funds (based on retirement date)
Participants contribute to the Plan through payroll allotments. Participants may also contribute amounts representing distributions from other qualified defined benefit and defined contribution plans (rollovers). The Company contributes to the Plan by matching the participants’ contributions based on the provisions of the Plan. Company matching contributions are made solely in the form of shares of AT&T’s common stock held in an Employee Stock Ownership Plan (ESOP), which is part of the AT&T Shares Fund, within this Plan. Matching contributions made to the Plan can be immediately diversified into any of the fund options above.

Dividends on shares in the AT&T Shares Fund can either be reinvested in the AT&T Shares Fund on a quarterly basis, or paid into a short-term interest bearing fund for distribution before the end of the year. Interest earned on dividends held in the short-term interest-bearing fund are used to purchase additional units of the AT&T Shares Fund in the participant’s account. During 2025, Plan participants elected to receive $3,000 in dividend distributions. This amount is included in distributions on the Plan’s Statement of Changes in Net Assets Available for Benefits.

Each participant is entitled to exercise voting rights attributable to the AT&T shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. Subject to the fiduciary provisions of ERISA, the trustee will not vote any allocated shares for which instructions have not been given by a participant. The trustee votes any unallocated shares in the same proportion as it votes those shares that were allocated to the extent the proportionate vote is consistent with the trustee’s fiduciary obligations under ERISA. Participants have the same voting rights in the event of a tender or exchange offer.

Although it has not expressed any intent to do so, AT&T has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and collective bargaining obligations. In the event that the Plan is terminated, subject to the conditions set forth by ERISA, the account balances of all participants shall be 100% vested.

Administrative Expenses The reasonable expenses of plan administration may be charged to the Plan in accordance with procedures adopted by the Plan administrator (as defined by the Plan). Brokerage fees, transfer taxes and other expenses incident to the purchase or sale of securities by the Trustee shall be deemed to be part of the cost of such securities, or deducted in computing the proceeds, as the case may be. Taxes, if any, on any assets held or income received by the Trustee will be charged appropriately against the accounts of Plan participants as determined by the Plan administrator. To the extent that expenses incident to the administration of the Plan are paid from the Plan, the Plan administrator will determine which expenses are to be charged to and paid from participant’s individual accounts, which expenses are to be charged to and paid from the accounts of all participants (and how they are to be allocated among such accounts), and which expenses are to be charged to and paid from the accounts of one or more identified groups of participants
(and how they are to be allocated among such accounts). All expenses of administering the Plan that are not charged to the Plan will be borne by the Company.